Total Purchase Price based on Fair Value of Assets and Liabilities Acquired (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property Subject to or Available for Operating Lease [Line Items]
Containers, net	$ 3,698,011	$ 3,629,882
Net investment in direct financing and sales-type leases	$ 331,134	369,005
Container Purchases | Purchaser One
Property Subject to or Available for Operating Lease [Line Items]
Containers, net		45,927
Net investment in direct financing and sales-type leases		2,317
Total purchase price		$ 48,244